Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Genoil Inc.
Entity Central Index Key	0001261002
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	2,018,347,429
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	4500 Bankers Hall East
Entity Address Address Line 2	855 - 2nd Street SW
Entity Address City Or Town	Calgary
Entity Address State Or Province	AB
Entity Address Postal Zip Code	T2P 4K7
Icfr Auditor Attestation Flag	true
Auditor Name	HHL LLP
Auditor Location	New York, New York
Security 12g Title	Common Stock, Fully Paid and Non-Assessable Common Shares Without Par Value quoted on the OTC Markets Quotation System.
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Phone Fax Number Description	212-688-8868
Document Accounting Standard	U.S. GAAP
Auditor Firm Id	822
Business Contact [Member]
Document Information Line Items
Contact Personnel Email Address	david@lifschultzorganization.com
Contact Personnel Name	David Lifschultz
City Area Code	212
Local Phone Number	688-8868